Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000001635
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 28,448	$ 26,276	$ 27,249	$ 25,722	$ 22,889	$ 23,962	$ 23,137	$ 21,978	$ 19,596	$ 20,023	$ 25,393	$ 29,722	$ 28,316	$ 28,373	$ 25,804	$ 26,088	$ 22,658	$ 20,912	$ 16,343	$ 19,618	$ 18,388	$ 18,844	$ 17,155	$ 14,255	$ 17,055	$ 15,783	$ 14,933	$ 14,275	$ 13,854	$ 13,410	$ 12,458	$ 11,318	$ 11,317	$ 10,772	$ 10,485	$ 10,655	$ 10,183	$ 11,106	$ 11,029	$ 10,663	$ 10,000
C000077818
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,920,604	2,695,786	2,793,874	2,635,716	2,343,811	2,452,085	2,366,103	2,246,070	2,001,597	2,043,834	2,590,065	3,029,989	2,884,675	2,888,780	2,625,335	2,652,706	2,302,422	2,123,457	1,658,681	1,989,621	1,863,798	1,908,662	1,736,412	1,442,153	1,724,068	1,594,497	1,507,640	1,440,198	1,396,827	1,351,139	1,254,411	1,138,566	1,137,892	1,082,185	1,052,775	1,069,025	1,021,058	1,112,836	1,104,463	1,066,865	1,000,000
C000165210
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,598,734	13,475,852	13,965,054	13,175,488	11,715,891	12,258,508	11,827,354	11,228,392	10,007,196	10,217,167	12,948,440	15,148,157	14,421,477	14,440,865	13,124,741	13,261,600	11,511,244	10,616,404	8,291,370	9,947,210	9,316,978	9,541,299	8,681,125	7,208,716	8,619,396	7,971,536	7,537,245	7,200,031	6,983,181	6,754,742	6,271,099	5,692,832	5,689,462	5,411,839	5,263,877	5,345,126	5,105,289	5,564,182	5,522,315	5,334,325	5,000,000
C000001636
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 28,520	25,678	27,998	26,549	24,667	25,622	24,962	23,151	20,699	21,049	25,906	29,910	28,087	27,121	25,175	24,958	20,623	18,601	14,601	18,805	17,319	17,451	16,316	13,419	16,480	15,279	14,155	13,822	13,127	12,724	12,006	10,881	10,896	10,628	10,287	10,261	10,127	11,093	11,225	10,723	10,000
C000077819
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,925,664	2,632,264	2,868,382	2,718,320	2,523,865	2,619,855	2,550,634	2,364,369	2,112,314	2,146,877	2,640,518	3,046,752	2,859,285	2,759,158	2,559,513	2,535,751	2,093,955	1,887,340	1,480,781	1,905,799	1,754,066	1,766,306	1,650,356	1,356,401	1,664,893	1,542,465	1,428,053	1,393,589	1,322,766	1,281,385	1,208,158	1,094,269	1,095,096	1,067,406	1,032,514	1,029,313	1,015,135	1,111,403	1,123,828	1,072,851	1,000,000
C000165211
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,627,582	13,160,655	14,342,533	13,592,263	12,620,037	13,099,963	12,753,871	11,822,594	10,562,372	10,735,176	13,203,278	15,234,359	14,298,225	13,796,445	12,799,421	12,680,616	10,470,592	9,438,656	7,404,808	9,529,840	8,771,194	8,832,388	8,252,652	6,782,914	8,325,343	7,713,214	7,141,160	6,968,843	6,613,831	6,407,823	6,040,788	5,472,243	5,475,478	5,337,831	5,163,371	5,146,565	5,075,676	5,557,016	5,619,138	5,364,256	5,000,000
C000001637
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 28,071	25,609	27,391	24,515	21,777	22,483	21,134	19,322	18,546	19,259	23,676	28,094	26,853	26,523	24,951	24,317	20,693	18,013	13,280	17,328	15,844	16,630	15,855	12,884	16,533	15,217	14,304	13,912	13,226	12,665	11,870	10,942	10,801	10,148	9,671	9,953	9,568	10,943	11,097	10,504	10,000
C000077820
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,881,466	2,627,196	2,807,720	2,511,200	2,229,393	2,300,972	2,160,796	1,974,392	1,894,021	1,965,560	2,414,629	2,863,697	2,735,474	2,699,949	2,538,180	2,472,204	2,102,463	1,829,246	1,347,265	1,757,376	1,605,431	1,684,292	1,604,909	1,303,042	1,670,815	1,536,958	1,443,259	1,403,102	1,333,096	1,275,686	1,195,058	1,100,923	1,085,921	1,019,634	971,047	998,464	959,230	1,096,529	1,111,129	1,051,177	1,000,000
C000165212
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,402,365	13,134,619	14,037,408	12,554,529	11,145,122	11,503,078	10,802,081	9,869,902	9,467,993	9,825,743	12,071,425	14,313,565	13,672,741	13,495,091	12,689,319	12,359,397	10,510,493	9,144,271	6,734,131	8,784,889	8,025,107	8,419,442	8,022,496	6,513,055	8,352,020	7,682,711	7,216,585	7,013,402	6,663,367	6,376,317	5,975,291	5,504,612	5,429,605	5,098,172	4,855,236	4,992,321	4,796,151	5,482,647	5,555,646	5,255,886	5,000,000
C000001638
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 47,903	46,068	44,146	38,305	33,299	35,091	30,183	25,612	26,839	27,502	37,686	44,906	43,557	44,488	40,422	40,091	32,608	27,667	19,810	21,240	18,606	19,496	18,373	15,141	18,150	16,831	15,298	14,012	13,209	12,781	11,469	9,972	10,625	9,982	9,661	10,480	9,730	11,077	10,776	10,356	10,000
C000077821
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 4,919,343	4,728,128	4,527,509	3,925,652	3,410,521	3,591,287	3,087,650	2,617,450	2,741,792	2,808,665	3,845,196	4,578,709	4,438,481	4,530,445	4,113,218	4,077,400	3,314,504	2,810,886	2,010,865	2,154,112	1,885,194	1,975,166	1,859,969	1,532,036	1,834,126	1,700,764	1,544,104	1,413,956	1,331,711	1,287,739	1,155,127	1,003,669	1,068,356	1,003,401	969,996	1,051,654	976,242	1,110,510	1,079,181	1,036,662	1,000,000
C000174753
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 24,613,580	23,652,642	22,649,925	19,641,772	17,061,864	17,970,577	15,448,116	13,097,997	13,719,473	14,053,712	19,244,863	22,911,049	22,210,410	22,670,102	20,584,550	20,405,512	16,582,635	14,065,065	10,065,777	10,777,362	9,437,456	9,883,055	9,307,139	7,663,466	9,177,978	8,511,219	7,727,978	7,073,269	6,662,045	6,442,187	5,779,123	5,018,345	5,344,875	5,017,006	4,849,979	5,258,268	4,881,209	5,552,550	5,395,903	5,183,312	5,000,000
C000001639
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 32,668	31,561	29,877	26,547	22,585	23,414	20,199	16,888	18,186	18,736	26,997	34,200	33,983	34,493	30,329	30,832	28,525	25,551	18,539	20,497	19,073	19,340	18,152	15,300	18,431	17,398	16,245	15,134	14,284	13,440	12,389	10,761	11,497	10,440	10,440	10,986	10,048	11,224	10,844	10,333	10,000
C000077822
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 3,351,297	3,235,930	3,060,997	2,718,030	2,311,110	2,394,500	2,064,073	1,724,868	1,855,910	1,911,086	2,751,888	3,484,220	3,459,596	3,509,524	3,083,315	3,132,634	2,896,593	2,593,053	1,880,236	2,077,230	1,931,928	1,957,844	1,836,510	1,547,310	1,862,426	1,756,995	1,639,194	1,526,106	1,439,522	1,353,528	1,246,918	1,082,587	1,155,623	1,049,014	1,047,836	1,102,024	1,007,194	1,124,406	1,085,532	1,033,699	1,000,000
C000165213
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 16,753,015	16,176,189	15,301,546	13,589,880	11,555,317	11,969,126	10,320,158	8,621,031	9,282,499	9,558,372	13,765,435	17,427,022	17,303,898	17,553,532	15,422,510	15,669,099	14,488,909	12,971,218	9,404,133	10,392,127	9,662,587	9,792,168	9,185,495	7,739,494	9,315,075	8,787,918	8,198,916	7,633,473	7,200,556	6,770,584	6,237,537	5,412,934	5,781,060	5,245,068	5,239,178	5,510,119	5,035,972	5,622,029	5,427,659	5,168,497	5,000,000
C000130959
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 30,274	26,669	28,954	27,705	24,658	26,059	25,186	22,657	22,617	22,627	29,279	35,017	36,171	38,100	35,945	33,467	26,672	22,469	16,163	20,196	18,353	19,299	19,100	15,970	20,848	18,323	15,693	15,903	15,389	14,618	13,102	11,735	11,743	10,192	9,255	9,666	9,529	11,892	12,098	11,336	10,000
C000130960
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 3,104,646	2,734,154	2,964,952	2,835,381	2,521,576	2,664,307	2,572,190	2,313,048	2,307,986	2,307,986	2,984,186	3,565,231	3,680,316	3,874,737	3,652,960	3,398,943	2,707,494	2,278,453	1,637,727	2,045,977	1,857,327	1,951,704	1,930,941	1,612,893	2,104,512	1,848,783	1,582,544	1,602,687	1,550,449	1,470,916	1,317,969	1,179,879	1,179,879	1,022,562	928,266	969,257	954,740	1,190,436	1,210,931	1,134,073	1,000,000
C000174754
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 15,525,102	13,672,416	14,826,548	14,178,615	12,614,462	13,323,139	12,867,561	11,566,631	11,541,321	11,541,321	14,922,726	17,833,366	18,408,683	19,376,018	18,271,888	17,001,650	13,539,241	11,393,756	8,194,431	10,231,224	9,287,853	9,759,796	9,655,969	8,065,518	10,523,937	9,245,123	7,913,755	8,014,484	7,752,245	7,354,582	6,589,845	5,899,397	5,899,397	5,112,811	4,641,332	4,846,285	4,773,698	5,952,178	6,054,654	5,670,367	5,000,000
C000196921
Account Value [Line Items]
Line Graph and Table Measure Name	Retail
Account Value	$ 27,617	26,155	24,874	22,444	19,711	19,842	17,937	15,467	14,781	15,577	18,481	20,619	18,576	18,207	16,097	15,645	14,539	13,357	10,938	13,025	11,811	11,460	10,617	9,252	10,740	10,310	10,130	10,000
C000196922
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,806,751	2,655,362	2,524,158	2,276,890	1,998,264	2,009,354	1,815,778	1,564,735	1,495,169	1,573,809	1,866,189	2,080,936	1,873,695	1,834,739	1,621,724	1,574,499	1,462,968	1,343,675	1,099,827	1,308,553	1,186,127	1,150,001	1,064,704	927,226	1,076,000	1,032,000	1,013,000	1,000,000
C000196923
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 14,033,754	13,281,855	12,625,837	11,384,447	9,991,318	10,046,769	9,078,892	7,823,676	7,470,804	7,869,045	9,330,943	10,404,682	9,363,447	9,173,694	8,108,621	7,872,497	7,314,841	6,718,375	5,499,133	6,542,764	5,930,634	5,750,006	5,323,522	4,636,130	5,375,000	5,160,000	5,065,000	5,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,168	27,377	28,286	25,833	22,552	23,795	22,399	20,524	19,199	19,325	24,484	28,008	27,232	27,440	24,705	24,846	20,875	19,086	14,652	18,324	16,940	17,055	16,181	13,527	16,102	14,968	14,510	14,201	13,296	12,629	12,118	11,337	11,285	10,790	10,624	10,563	10,145	11,026	11,153	10,584	10,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 2,916,788	2,737,706	2,828,598	2,583,276	2,255,228	2,379,534	2,239,893	2,052,388	1,919,889	1,932,508	2,448,436	2,800,785	2,723,186	2,744,039	2,470,502	2,484,546	2,087,518	1,908,612	1,465,223	1,832,444	1,693,983	1,705,470	1,618,065	1,352,660	1,610,195	1,496,818	1,451,003	1,420,124	1,329,627	1,262,907	1,211,829	1,133,669	1,128,525	1,078,979	1,062,377	1,056,260	1,014,483	1,102,573	1,115,298	1,058,378	1,000,000
Baron Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 14,583,940	13,688,528	14,142,992	12,916,382	11,276,138	11,897,668	11,199,463	10,261,942	9,599,444	9,662,539	12,242,182	14,003,922	13,615,928	13,720,194	12,352,510	12,422,730	10,437,588	9,543,062	7,326,113	9,162,219	8,469,916	8,527,349	8,090,324	6,763,297	8,050,975	7,484,087	7,255,014	7,100,621	6,648,133	6,314,534	6,059,146	5,668,344	5,642,624	5,394,894	5,311,886	5,281,301	5,072,415	5,512,863	5,576,492	5,291,890	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	21,732	22,386	20,808	18,456	19,913	18,601	17,536	16,840	16,800	20,806	23,813	23,810	25,236	24,285	23,156	17,867	16,673	12,768	17,200	15,440	16,113	15,682	13,387	17,086	16,192	15,100	14,761	14,113	13,287	12,729	12,082	11,666	10,681	10,346	10,854	10,404	11,968	11,736	11,006	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,356,004	2,173,234	2,238,582	2,080,817	1,845,561	1,991,296	1,860,111	1,753,619	1,684,032	1,679,969	2,080,568	2,381,259	2,380,994	2,523,644	2,428,508	2,315,616	1,786,658	1,667,312	1,276,810	1,719,957	1,544,026	1,611,263	1,568,170	1,338,660	1,708,632	1,619,201	1,509,990	1,476,051	1,411,337	1,328,714	1,272,853	1,208,225	1,166,579	1,068,082	1,034,554	1,085,382	1,040,438	1,196,754	1,173,556	1,100,587	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 11,780,021	10,866,168	11,192,908	10,404,087	9,227,803	9,956,480	9,300,556	8,768,096	8,420,159	8,399,843	10,402,840	11,906,297	11,904,969	12,618,220	12,142,540	11,578,080	8,933,290	8,336,561	6,384,051	8,599,783	7,720,130	8,056,317	7,840,852	6,693,298	8,543,160	8,096,002	7,549,948	7,380,255	7,056,686	6,643,572	6,364,263	6,041,127	5,832,893	5,340,408	5,172,770	5,426,909	5,202,192	5,983,770	5,867,780	5,502,937	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	21,732	22,386	20,808	18,456	19,913	18,601	17,536	16,840	16,800	20,806	23,813	23,810	25,236	24,285	23,156	17,867	16,673	12,768	17,200	15,440	16,113	15,682	13,387	17,086	16,192	15,100	14,761	14,113	13,287	12,729	12,082	11,666	10,681	10,346	10,854	10,404	11,968	11,736	11,006	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,356,004	2,173,234	2,238,582	2,080,817	1,845,561	1,991,296	1,860,111	1,753,619	1,684,032	1,679,969	2,080,568	2,381,259	2,380,994	2,523,644	2,428,508	2,315,616	1,786,658	1,667,312	1,276,810	1,719,957	1,544,026	1,611,263	1,568,170	1,338,660	1,708,632	1,619,201	1,509,990	1,476,051	1,411,337	1,328,714	1,272,853	1,208,225	1,166,579	1,068,082	1,034,554	1,085,382	1,040,438	1,196,754	1,173,556	1,100,587	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 11,780,021	10,866,168	11,192,908	10,404,087	9,227,803	9,956,480	9,300,556	8,768,096	8,420,159	8,399,843	10,402,840	11,906,297	11,904,969	12,618,220	12,142,540	11,578,080	8,933,290	8,336,561	6,384,051	8,599,783	7,720,130	8,056,317	7,840,852	6,693,298	8,543,160	8,096,002	7,549,948	7,380,255	7,056,686	6,643,572	6,364,263	6,041,127	5,832,893	5,340,408	5,172,770	5,426,909	5,202,192	5,983,770	5,867,780	5,502,937	5,000,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 44,263	42,800	39,705	35,698	31,289	32,371	28,781	25,280	24,708	25,569	32,296	35,588	32,094	31,872	28,616	28,279	25,157	22,291	17,415	20,453	18,481	18,279	17,492	15,056	17,995	16,527	15,610	15,382	14,295	13,495	12,895	11,870	11,729	11,179	11,090	11,053	10,321	10,972	10,943	10,517	10,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 4,426,316	4,280,012	3,970,490	3,569,747	3,128,850	3,237,118	2,878,134	2,527,979	2,470,791	2,556,940	3,229,550	3,558,827	3,209,356	3,187,218	2,861,577	2,827,858	2,515,683	2,229,046	1,741,529	2,045,289	1,848,110	1,827,934	1,749,185	1,505,590	1,799,483	1,652,675	1,560,999	1,538,185	1,429,451	1,349,468	1,289,467	1,186,989	1,172,900	1,117,863	1,108,993	1,105,268	1,032,109	1,097,208	1,094,288	1,051,705	1,000,000
Baron Index: Russell 3000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 22,131,578	21,400,058	19,852,452	17,848,733	15,644,248	16,185,592	14,390,670	12,639,892	12,353,956	12,784,700	16,147,748	17,794,136	16,046,780	15,936,091	14,307,883	14,139,292	12,578,416	11,145,228	8,707,647	10,226,445	9,240,548	9,139,669	8,745,927	7,527,951	8,997,412	8,263,375	7,804,995	7,690,925	7,147,256	6,747,341	6,447,336	5,934,947	5,864,500	5,589,316	5,544,967	5,526,340	5,160,543	5,486,039	5,471,440	5,258,527	5,000,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 46,145	44,719	41,279	37,050	32,453	33,502	29,698	25,967	25,410	26,357	33,331	36,644	32,825	32,449	28,990	28,719	25,782	22,772	17,813	20,737	18,746	18,471	17,652	15,204	18,076	16,558	15,656	15,438	14,312	13,515	12,912	11,856	11,737	11,223	11,154	11,072	10,317	10,894	10,881	10,478	10,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 4,614,541	4,471,923	4,127,876	3,704,973	3,245,332	3,350,203	2,969,770	2,596,735	2,540,949	2,635,744	3,333,130	3,664,438	3,282,448	3,244,927	2,898,949	2,871,894	2,578,162	2,277,182	1,781,298	2,073,675	1,874,587	1,847,111	1,765,210	1,520,404	1,807,586	1,655,745	1,565,622	1,543,773	1,431,226	1,351,501	1,291,200	1,185,580	1,173,708	1,122,294	1,115,442	1,107,227	1,031,734	1,089,362	1,088,056	1,047,843	1,000,000
Baron Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 23,072,704	22,359,615	20,639,381	18,524,866	16,226,661	16,751,017	14,848,849	12,983,676	12,704,742	13,178,721	16,665,648	18,322,191	16,412,237	16,224,634	14,494,747	14,359,472	12,890,811	11,385,911	8,906,491	10,368,372	9,372,936	9,235,555	8,826,051	7,602,022	9,037,928	8,278,727	7,828,108	7,718,866	7,156,131	6,757,505	6,455,998	5,927,902	5,868,538	5,611,469	5,577,210	5,536,137	5,158,670	5,446,809	5,440,280	5,239,216	5,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 23,560	21,732	22,386	20,808	18,456	19,913	18,601	17,536	16,840	16,800	20,806	23,813	23,810	25,236	24,285	23,156	17,867	16,673	12,768	17,200	15,440	16,113	15,682	13,387	17,086	16,192	15,100	14,761	14,113	13,287	12,729	12,082	11,666	10,681	10,346	10,854	10,404	11,968	11,736	11,006	10,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 2,356,004	2,173,234	2,238,582	2,080,817	1,845,561	1,991,296	1,860,111	1,753,619	1,684,032	1,679,969	2,080,568	2,381,259	2,380,994	2,523,644	2,428,508	2,315,616	1,786,658	1,667,312	1,276,810	1,719,957	1,544,026	1,611,263	1,568,170	1,338,660	1,708,632	1,619,201	1,509,990	1,476,051	1,411,337	1,328,714	1,272,853	1,208,225	1,166,579	1,068,082	1,034,554	1,085,382	1,040,438	1,196,754	1,173,556	1,100,587	1,000,000
Baron Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 11,780,021	10,866,168	11,192,908	10,404,087	9,227,803	9,956,480	9,300,556	8,768,096	8,420,159	8,399,843	10,402,840	11,906,297	11,904,969	12,618,220	12,142,540	11,578,080	8,933,290	8,336,561	6,384,051	8,599,783	7,720,130	8,056,317	7,840,852	6,693,298	8,543,160	8,096,002	7,549,948	7,380,255	7,056,686	6,643,572	6,364,263	6,041,127	5,832,893	5,340,408	5,172,770	5,426,909	5,202,192	5,983,770	5,867,780	5,502,937	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 24,187	22,842	21,904	19,813	17,739	18,339	16,865	15,689	14,586	15,334	18,277	19,158	17,255	17,156	15,805	14,885	13,273	12,185	10,108	12,572	11,527	11,334	10,867	9,562	11,056	10,265	9,924	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 2,418,695	2,284,231	2,190,399	1,981,259	1,773,866	1,833,897	1,686,464	1,568,847	1,458,564	1,533,435	1,827,719	1,915,818	1,725,540	1,715,555	1,580,446	1,488,529	1,327,288	1,218,484	1,010,827	1,257,217	1,152,670	1,133,421	1,086,653	956,158	1,105,637	1,026,487	992,409	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,093,472	11,421,157	10,951,997	9,906,295	8,869,331	9,169,486	8,432,322	7,844,233	7,292,820	7,667,177	9,138,593	9,579,089	8,627,702	8,577,775	7,902,227	7,442,646	6,636,441	6,092,422	5,054,137	6,286,083	5,763,348	5,667,103	5,433,264	4,780,788	5,528,185	5,132,435	4,962,045	5,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	31,471	30,491	27,714	24,729	25,561	23,583	22,003	20,528	21,488	25,796	27,234	24,921	24,947	23,048	21,672	18,898	17,304	14,181	17,928	16,433	16,244	15,605	13,683	15,967	14,905	14,347	14,440	13,580	12,986	12,606	11,921	11,440	10,958	10,677	10,574	9,951	10,728	10,714	10,524	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,343,173	3,147,134	3,049,076	2,771,400	2,472,878	2,556,047	2,358,264	2,200,278	2,052,841	2,148,776	2,579,598	2,723,349	2,492,140	2,494,677	2,304,769	2,167,217	1,889,769	1,730,438	1,418,072	1,792,751	1,643,258	1,624,375	1,560,472	1,368,314	1,596,672	1,490,491	1,434,699	1,444,005	1,357,947	1,298,585	1,260,572	1,192,106	1,143,953	1,095,765	1,067,679	1,057,439	995,053	1,072,824	1,071,348	1,052,402	1,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,715,866	15,735,670	15,245,380	13,856,999	12,364,389	12,780,235	11,791,320	11,001,387	10,264,206	10,743,878	12,897,992	13,616,746	12,460,697	12,473,385	11,523,844	10,836,087	9,448,844	8,652,191	7,090,358	8,963,755	8,216,289	8,121,873	7,802,359	6,841,571	7,983,362	7,452,456	7,173,497	7,220,024	6,789,736	6,492,924	6,302,862	5,960,531	5,719,766	5,478,824	5,338,393	5,287,195	4,975,264	5,364,121	5,356,742	5,262,007	5,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	31,471	30,491	27,714	24,729	25,561	23,583	22,003	20,528	21,488	25,796	27,234	24,921	24,947	23,048	21,672	18,898	17,304	14,181	17,928	16,433	16,244	15,605	13,683	15,967	14,905	14,347	14,440	13,580	12,986	12,606	11,921	11,440	10,958	10,677	10,574	9,951	10,728	10,714	10,524	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,343,173	3,147,134	3,049,076	2,771,400	2,472,878	2,556,047	2,358,264	2,200,278	2,052,841	2,148,776	2,579,598	2,723,349	2,492,140	2,494,677	2,304,769	2,167,217	1,889,769	1,730,438	1,418,072	1,792,751	1,643,258	1,624,375	1,560,472	1,368,314	1,596,672	1,490,491	1,434,699	1,444,005	1,357,947	1,298,585	1,260,572	1,192,106	1,143,953	1,095,765	1,067,679	1,057,439	995,053	1,072,824	1,071,348	1,052,402	1,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,715,866	15,735,670	15,245,380	13,856,999	12,364,389	12,780,235	11,791,320	11,001,387	10,264,206	10,743,878	12,897,992	13,616,746	12,460,697	12,473,385	11,523,844	10,836,087	9,448,844	8,652,191	7,090,358	8,963,755	8,216,289	8,121,873	7,802,359	6,841,571	7,983,362	7,452,456	7,173,497	7,220,024	6,789,736	6,492,924	6,302,862	5,960,531	5,719,766	5,478,824	5,338,393	5,287,195	4,975,264	5,364,121	5,356,742	5,262,007	5,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	31,471	30,491	27,714	24,729	25,561	23,583	22,003	20,528	21,488	25,796	27,234	24,921	24,947	23,048	21,672	18,898	17,304	14,181	17,928	16,433	16,244	15,605	13,683	15,967	14,905	14,347	14,440	13,580	12,986	12,606	11,921	11,440	10,958	10,677	10,574	9,951	10,728	10,714	10,524	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,343,173	3,147,134	3,049,076	2,771,400	2,472,878	2,556,047	2,358,264	2,200,278	2,052,841	2,148,776	2,579,598	2,723,349	2,492,140	2,494,677	2,304,769	2,167,217	1,889,769	1,730,438	1,418,072	1,792,751	1,643,258	1,624,375	1,560,472	1,368,314	1,596,672	1,490,491	1,434,699	1,444,005	1,357,947	1,298,585	1,260,572	1,192,106	1,143,953	1,095,765	1,067,679	1,057,439	995,053	1,072,824	1,071,348	1,052,402	1,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,715,866	15,735,670	15,245,380	13,856,999	12,364,389	12,780,235	11,791,320	11,001,387	10,264,206	10,743,878	12,897,992	13,616,746	12,460,697	12,473,385	11,523,844	10,836,087	9,448,844	8,652,191	7,090,358	8,963,755	8,216,289	8,121,873	7,802,359	6,841,571	7,983,362	7,452,456	7,173,497	7,220,024	6,789,736	6,492,924	6,302,862	5,960,531	5,719,766	5,478,824	5,338,393	5,287,195	4,975,264	5,364,121	5,356,742	5,262,007	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,261	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,024	12,633	11,911	11,472	11,047	10,782	10,639	9,939	10,623	10,593	10,493	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,509,802	3,314,681	3,178,520	2,875,034	2,574,083	2,661,195	2,447,253	2,276,576	2,116,543	2,225,190	2,652,229	2,780,071	2,503,957	2,489,467	2,293,407	2,160,026	1,926,047	1,768,160	1,466,826	1,824,365	1,672,656	1,644,723	1,576,858	1,387,494	1,604,406	1,489,550	1,440,099	1,451,114	1,360,700	1,302,350	1,263,335	1,191,082	1,147,210	1,104,659	1,078,187	1,063,848	993,855	1,062,247	1,059,301	1,049,327	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,549,012	16,573,406	15,892,600	14,375,168	12,870,415	13,305,974	12,236,264	11,382,879	10,582,716	11,125,951	13,261,144	13,900,354	12,519,783	12,447,334	11,467,036	10,800,131	9,630,235	8,840,802	7,334,132	9,121,826	8,363,278	8,223,616	7,884,287	6,937,470	8,022,029	7,447,750	7,200,495	7,255,572	6,803,501	6,511,748	6,316,675	5,955,411	5,736,049	5,523,294	5,390,934	5,319,239	4,969,274	5,311,236	5,296,507	5,246,634	5,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	33,147	31,785	28,750	25,741	26,612	24,473	22,766	21,165	22,252	26,522	27,801	25,040	24,895	22,934	21,600	19,261	17,682	14,668	18,244	16,727	16,447	15,769	13,875	16,044	14,896	14,401	14,511	13,607	13,024	12,633	11,911	11,472	11,047	10,782	10,639	9,939	10,623	10,593	10,493	10,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 3,509,802	3,314,681	3,178,520	2,875,034	2,574,083	2,661,195	2,447,253	2,276,576	2,116,543	2,225,190	2,652,229	2,780,071	2,503,957	2,489,467	2,293,407	2,160,026	1,926,047	1,768,160	1,466,826	1,824,365	1,672,656	1,644,723	1,576,858	1,387,494	1,604,406	1,489,550	1,440,099	1,451,114	1,360,700	1,302,350	1,263,335	1,191,082	1,147,210	1,104,659	1,078,187	1,063,848	993,855	1,062,247	1,059,301	1,049,327	1,000,000
Baron Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 17,549,012	16,573,406	15,892,600	14,375,168	12,870,415	13,305,974	12,236,264	11,382,879	10,582,716	11,125,951	13,261,144	13,900,354	12,519,783	12,447,334	11,467,036	10,800,131	9,630,235	8,840,802	7,334,132	9,121,826	8,363,278	8,223,616	7,884,287	6,937,470	8,022,029	7,447,750	7,200,495	7,255,572	6,803,501	6,511,748	6,316,675	5,955,411	5,736,049	5,523,294	5,390,934	5,319,239	4,969,274	5,311,236	5,296,507	5,246,634	5,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	31,471	30,491	27,714	24,729	25,561	23,583	22,003	20,528	21,488	25,796	27,234	24,921	24,947	23,048	21,672	18,898	17,304	14,181	17,928	16,433	16,244	15,605	13,683	15,967	14,905	14,347	14,440	13,580	12,986	12,606	11,921	11,440	10,958	10,677	10,574	9,951	10,728	10,714	10,524	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 3,343,173	3,147,134	3,049,076	2,771,400	2,472,878	2,556,047	2,358,264	2,200,278	2,052,841	2,148,776	2,579,598	2,723,349	2,492,140	2,494,677	2,304,769	2,167,217	1,889,769	1,730,438	1,418,072	1,792,751	1,643,258	1,624,375	1,560,472	1,368,314	1,596,672	1,490,491	1,434,699	1,444,005	1,357,947	1,298,585	1,260,572	1,192,106	1,143,953	1,095,765	1,067,679	1,057,439	995,053	1,072,824	1,071,348	1,052,402	1,000,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 16,715,866	$ 15,735,670	$ 15,245,380	$ 13,856,999	$ 12,364,389	$ 12,780,235	$ 11,791,320	$ 11,001,387	$ 10,264,206	$ 10,743,878	$ 12,897,992	$ 13,616,746	$ 12,460,697	$ 12,473,385	$ 11,523,844	$ 10,836,087	$ 9,448,844	$ 8,652,191	$ 7,090,358	$ 8,963,755	$ 8,216,289	$ 8,121,873	$ 7,802,359	$ 6,841,571	$ 7,983,362	$ 7,452,456	$ 7,173,497	$ 7,220,024	$ 6,789,736	$ 6,492,924	$ 6,302,862	$ 5,960,531	$ 5,719,766	$ 5,478,824	$ 5,338,393	$ 5,287,195	$ 4,975,264	$ 5,364,121	$ 5,356,742	$ 5,262,007	$ 5,000,000